UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

11701 Bee Cave Road, Suite 217
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
11701 Bee Cave Road, Suite 217
Austin, TX 78738
 (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2014 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 84.09%
Beverages - 16.10%
Coca-Cola Co.	144,846	$6,042,975
PepsiCo., Inc.	65,098	6,020,914
		12,063,889
Commercial Banks - 6.33%
Sberbank of Russia - ADR	209,703	1,709,080
Wells Fargo & Co.	58,907	3,030,176
		4,739,256
Communications Equipment - 0.88%
Cisco Systems, Inc.	26,366	658,886
Diversifed Financial Services - 5.01%
MSCI, Inc. (a)	81,286	3,750,536
Food & Staples Retailing - 1.71%
CVS Caremark Corp.	16,155	1,283,515
Food Products - 9.64%
The Hershey Co.	12,688	1,159,937
Unilever NV - ADR	145,561	6,061,160
		7,221,097
Health Care Equipment & Supplies - 1.01%
Becton, Dickinson & Co.	6,447	755,395
Health Care Providers & Services - 3.37%
Express Scripts Holding Co. (a)	19,351	1,430,620
WellPoint, Inc.	9,369	1,091,582
		2,522,202
Household Products - 14.98%
Colgate-Palmolive Co.	57,369	3,713,496
Procter & Gamble Co. (b)	90,393	7,512,562
		11,226,058
Insurance - 5.41%
Aon Plc	46,470	4,050,325
Internet Software & Services - 1.68%
eBay, Inc. (a)	13,100	727,050
Google, Inc. - Class A (a)	463	269,632
Google, Inc. - Class C (a)	463	264,651
		1,261,333
IT Services - 7.79%
Mastercard, Inc.	37,580	2,848,940
Western Union Co.	170,942	2,986,357
		5,835,297
Media - 2.22%
Twenty-First Century Fox, Inc.	46,955	1,663,146
Software - 7.46%
Microsoft Corp.	56,573	2,570,111
Oracle Corp.	72,685	3,018,608
		5,588,719
Trading Companies & Distributors - 0.50%
MFC Industrial Ltd.	46,766	373,660
TOTAL COMMON STOCKS (Cost $53,632,700)		62,993,314
	Contracts
OPTIONS PURCHASED - 0.00%^
Put Options- 0.00%^
Master Card, Inc.
Expiration: October 2014; Exercise Price: $75.00	20	3,340
TOTAL OPTIONS PURCHASED (Cost $5,876)		3,340
Total Investments (Cost $53,638,576) - 84.09%		62,996,654
Other Assets in Excess of Liabilities - 15.91%		11,919,706
TOTAL NET ASSETS - 100.00%		$74,916,360

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
^	Less than 0.005%
(a)	Non-Income Producing
(b)	A portion of this security is pledged as collateral on options written. As of August 31, 2014, the value of collateral is $2,077,750.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Cost of investments	$53,638,576
Gross unrealized appreciation	9,535,606
Gross unrealized depreciation	(177,528)
Net unrealized appreciation	$9,358,078

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Options Written
August 31, 2014 (Unaudited)

	Contracts	Value
PUT OPTIONS
Aon Plc
Expiration: October 2014; Exercise Price: $85.00	184	23,920
Expiration: October 2014; Exercise Price: $87.50	7	1,540
Cisco Sytems, Inc.
Expiration: November 2014; Exercise Price: $25.00	44	4,092
CVS Caremark Corp.
Expiration: November 2014; Exercise Price: $80.00	122	32,452
eBay, Inc.
Expiration: September 2014; Exercise Price: $52.50	29	667
Expiration: October 2014; Exercise Price: $52.50	112	8,736
Expiration: October 2014; Exercise Price: $55.00	111	18,093
Express Scripts Holding Co.
Expiration: September 2014; Exercise Price: $67.50	16	120
Expiration: September 2014; Exercise Price: $70.00	124	1,736
Expiration: November 2014; Exercise Price: $75.00	83	25,730
Google, Inc.
Expiration: September 2014; Exercise Price: $590.00	2	4,200
Expiration: September 2014; Exercise Price: $555.00	2	776
Mastercard, Inc.
Expiration: October 2014; Exercise Price: $75.00	40	6,680
Expiration: October 2014; Exercise Price: $80.00	236	112,336
Microsoft Corp.
Expiration: September 2014; Exercise Price: $42.00	51	306
Expiration: October 2014; Exercise Price: $45.00	167	13,861
Expiration: November 2014; Exercise Price: $46.00	18	3,906
Oracle Corp.
Expiration: September 2014; Exercise Price: $41.00	148	8,732
Twenty-First Centruy Fox, Inc.
Expiration: October 2014; Exercise Price: $33.00	204	8,160
Expiration: October, 2014; Exercise Price: $36.00	194	27,160
Wells Fargo & Co.
Expiration: September, 2014; Exercise Price: $115.00	7	889
Expiration: September, 2014; Exercise Price: $110.00	31	1,256
WellPoint, Inc.
Expiration: September, 2014; Exercise Price: $18.00	24	1,680
Total Options Written (Premiums received $548,284 )		$307,028

Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets*
Common Stocks	$62,993,314	$-	$-	$62,993,314
Put Option Purchased	3,340	-	-	3,340
Total Investments	$62,996,654	$-	$-	$62,996,654
Liabilities
Other Financial Instruments**
Options Written	$307,028	$-	$-	$307,028

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period. There were no transfers into or out of Levels 1 or 2 during the period.  It is the Fund's policy to consider transfers into or out of Leval 1 and Level 2 as of the end of the reporting period.

Derivative Instruments and Hedging Activities

The Fund has adopted derivative instruments disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund's results of operations and financial position.

The Fund may purchase put options, write put options and write covered call options on a substantial portion of the Fund's long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a menas of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. During the period, the YCG Enhanced Fund used written covered call, written put options and purchased put options in a manner consistent with the strategy described above.

Balance Sheet -- Values of Derivative Instruments as of August 31, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
	Investments, at value		Options Written, at value
Equity Contracts - Options		$3,340		$307,028
Total		$3,340		$307,028

The average monthly market value of options during the period ended August 31, 2014 was as follows:

	Long Positions		Short Positions
Options Purchased	$371	Options Written	$(356,373)

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  YCG Funds

By (Signature and Title) /s/ Brian Yacktman
 Brian Yacktman, President

Date 10/7/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian Yacktman
   Brian Yacktman, President

Date 10/7/2014

By (Signature and Title)* /s/ Will Kruger
   Will Kruger, Treasurer

Date 10/7/2014

* Print the name and title of each signing officer under his or her signature.